Cover	May 30, 2024
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	May 30, 2024
Entity Registrant Name	WEWORK INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39419
Entity Tax Identification Number	85-1144904
Entity Address, Address Line One	71 5th Avenue, 2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	646
Local Phone Number	389-3922
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001813756
Former Address
Entity Listings [Line Items]
Entity Address, Address Line One	12 East 49th Street, 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WE
Warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	WE WS
Class A Common Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock Purchase Rights
No Trading Symbol Flag	true